Cover page	12 Months Ended
Dec. 31, 2024 shares
Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41842
Entity Registrant Name	Abivax SA
Entity Incorporation, State or Country Code	I0
Entity Address, Address Line One	7-11 boulevard Haussmann
Entity Address, Postal Zip Code	75009
Entity Address, City or Town	Paris
Entity Address, Country	FR
Entity Common Stock, Shares Outstanding	63,347,837
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Central Index Key	0001956827
Business Contact
Entity Information [Line Items]
Contact Personnel Name	Marc de Garidel
Entity Address, Address Line One	7-11 boulevard Haussmann
Entity Address, Postal Zip Code	75009
Entity Address, City or Town	Paris
Entity Address, Country	FR
City Area Code	+33
Local Phone Number	1 53 83 09 63
American Depositary Shares, each representing one ordinary share, nominal value €0.01 per share
Entity Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share, nominal value €0.01 per share
Trading Symbol	ABVX
Security Exchange Name	NASDAQ
Ordinary shares, nominal value €0.01 per share
Entity Information [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value €0.01 per share
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true